Organization and principal activities - Consolidated assets and liabilities information of the Group's VIE and VIE's subsidiaries (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	¥ 239,231	$ 35,716	¥ 492,107
Restricted cash	34,709	5,182	24,131
Short-term investments	4,150	620	6,150
Accounts receivable, net	677,902	101,208	884,740
Prepayments and other assets, net	178,680	26,676	220,171
Inventory	10,969	1,638
Total current assets	1,145,641	171,040	1,627,299
Property, equipment and software, net	4,844	723	14,562
Equity method investments, net	207,427	30,968	257,122
Long-term equity investment, net	14,000	2,090	14,000
Total non-current assets	226,725	33,849	285,684
Total assets	1,372,366	204,889	1,912,983
Short-term bank borrowings	84,780	12,657	134,780
Accounts payable	913,109	136,324	1,175,943
Customers' refundable fees	40,430	6,036	30,997
Accrued expenses and other payables	170,094	25,394	238,198
Income tax payables	4,721	705	813
Total current liabilities	1,213,134	181,116	1,580,731
Non-current liabilities
Income tax payables	28,913	4,317	28,575
Total non-current liabilities	28,913	4,317	28,575
Total liabilities	1,242,047	$ 185,433	1,609,306
VIE
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	129,124		227,742
Restricted cash	34,709		24,131
Short-term investments	4,150		6,150
Accounts receivable, net	673,918		879,103
Amounts due from related parties	745,983		627,140
Prepayments and other assets, net	166,611		206,689
Inventory	10,969
Total current assets	1,765,464		1,970,955
Property, equipment and software, net	4,843		14,562
Equity method investments, net	205,282		256,062
Long-term equity investment, net	14,000		14,000
Total non-current assets	224,125		284,624
Total assets	1,989,589		2,255,579
Short-term bank borrowings	84,780		134,780
Accounts payable	892,948		1,154,572
Customers' refundable fees	40,430		30,997
Current instalments of long-term loans from a related party	284,000		234,000
Amounts due to related parties	326,247		207,400
Accrued expenses and other payables	123,638		171,725
Income tax payables	553		813
Total current liabilities	1,752,596		1,934,287
Non-current liabilities
Income tax payables	27,429		27,171
Long-term loans from a related party excluding current instalments**	1,068,000		1,128,000
Total non-current liabilities	1,095,429		1,155,171
Total liabilities	¥ 2,848,025		¥ 3,089,458